Share capital	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital

Note 30	Share capital
Preferred shares
BCE’s articles of amalgamation, as amended, provide for an unlimited number of First Preferred Shares and Second Preferred Shares, all without par value. The terms set out in the articles authorize BCE’s directors to issue the shares in one or more series and to set the number of shares and the conditions for each series.
The following table provides a summary of the principal terms of BCE’s First Preferred Shares as at December 31, 2022. There were no Second Preferred Shares issued and outstanding at December 31, 2022. BCE’s articles of amalgamation, as amended, describe the terms and conditions of these shares in detail.

	ANNUAL DIVIDEND RATE						STATED CAPITAL
SERIES		CONVERTIBLE INTO	CONVERSION DATE	REDEMPTION DATE	REDEMPTION PRICE	NUMBER OF SHARES ISSUED AND OUTSTANDING	DECEMBER 31, 2022	DECEMBER 31, 2021
Q	floating	Series R	December 1, 2030		$25.50	—	—	—
R(1)	3.018%	Series Q	December 1, 2025	December 1, 2025	$25.00	7,992,000	200	200
S	floating	Series T	November 1, 2026	At any time	$25.50	2,125,067	53	53
T(1)	4.99%	Series S	November 1, 2026	November 1, 2026	$25.00	5,820,633	146	147
Y	floating	Series Z	December 1, 2027	At any time	$25.50	7,009,252	175	202
Z(1)	5.346%	Series Y	December 1, 2027	December 1, 2027	$25.00	2,973,348	74	48
AA(1)	4.94%	Series AB	September 1, 2027	September 1, 2027	$25.00	12,254,761	312	291
AB	floating	Series AA	September 1, 2027	At any time	$25.50	7,664,939	195	219
AC(1)	4.38%	Series AD	March 1, 2023	March 1, 2023	$25.00	10,007,791	255	256
AD	floating	Series AC	March 1, 2023	At any time	$25.50	9,951,109	254	254
AE	floating	Series AF	February 1, 2025	At any time	$25.50	6,460,913	162	163
AF(1)	3.865%	Series AE	February 1, 2025	February 1, 2025	$25.00	9,472,387	237	237
AG(1)	3.37%	Series AH	May 1, 2026	May 1, 2026	$25.00	8,921,530	223	224
AH	floating	Series AG	May 1, 2026	At any time	$25.50	4,987,870	125	125
AI(1)	3.39%	Series AJ	August 1, 2026	August 1, 2026	$25.00	9,477,640	237	238
AJ	floating	Series AI	August 1, 2026	At any time	$25.50	4,454,760	111	112
AK(1)	3.306%	Series AL	December 31, 2026	December 31, 2026	$25.00	23,119,512	578	580
AL(2)	floating	Series AK	December 31, 2026	At any time		1,797,188	45	45
AM(1)	2.939%	Series AN	March 31, 2026	March 31, 2026	$25.00	10,422,778	239	239
AN(2)	floating	Series AM	March 31, 2026	At any time		1,052,822	24	24
AO(3)	fixed	Series AP				—	—	118
AP(3)	floating	Series AO				—	—	—
AQ(1)	4.812%	Series AR	September 30, 2023	September 30, 2023	$25.00	9,108,800	225	228
AR(4)	floating	Series AQ	September 30, 2028			—	—	—
							3,870	4,003
(1)BCE may redeem each of these series of First Preferred Shares on the applicable redemption date and every five years thereafter.
(2)BCE may redeem Series AL and AN First Preferred Shares at $25.00 per share on December 31, 2026 and March 31, 2026, respectively, and every five years thereafter (each, a Series conversion date). Alternatively, BCE may redeem Series AL or AN First Preferred Shares at $25.50 per share on any date which is not a Series conversion date for the applicable series of First Preferred Shares.
(3)On March 31, 2022, BCE redeemed its 4,600,000 issued and outstanding Series AO First Preferred Shares with a stated capital of $118 million for a total cost of $115 million. The remaining $3 million was recorded to contributed surplus.
(4)If Series AR First Preferred Shares are issued on September 30, 2023, BCE may redeem such shares at $25.00 per share on September 30, 2028, and every five years thereafter (each, a Series conversion date). Alternatively, BCE may redeem Series AR First Preferred Shares at $25.50 per share on any date which is not a Series conversion date for such series of First Preferred Shares.
NORMAL COURSE ISSUER BID FOR BCE FIRST PREFERRED SHARES
On November 3, 2022, BCE announced the renewal of its NCIB to purchase for cancellation up to 10% of the public float of each series of BCE’s outstanding First Preferred Shares that are listed on the Toronto Stock Exchange. The NCIB will extend up to November 8, 2023, or an earlier date should BCE complete its purchases under the NCIB.
In 2022, BCE repurchased and canceled 584,300 First Preferred Shares with a stated capital of $15 million for a total cost of $10 million. The remaining $5 million was recorded to contributed surplus.
Subsequent to year end, BCE repurchased and canceled 1,090,400 First Preferred Shares with a stated capital of $27 million for a total cost of $20 million. The remaining $7 million was recorded to contributed surplus.
VOTING RIGHTS
All of the issued and outstanding First Preferred Shares at December 31, 2022 are non-voting, except under special circumstances when the holders are entitled to one vote per share.
PRIORITY AND ENTITLEMENT TO DIVIDENDS

The First Preferred Shares of all series rank at parity with each other and in priority to all other shares of BCE with respect to payment of dividends and with respect to distribution of assets in the event of liquidation, dissolution or winding up of BCE.
Holders of Series R, T, Z, AA, AC, AF, AG, AI, AK, AM and AQ First Preferred Shares are entitled to fixed cumulative quarterly dividends. The dividend rate on these shares is reset every five years, as set out in BCE’s articles of amalgamation, as amended.
Holders of Series S, Y, AB, AD, AE, AH and AJ First Preferred Shares are entitled to floating adjustable cumulative monthly dividends. The floating dividend rate on these shares is calculated every month, as set out in BCE’s articles of amalgamation, as amended.
Holders of Series AL and AN First Preferred Shares are entitled to floating cumulative quarterly dividends. The floating dividend rate on these shares is calculated every quarter, as set out in BCE’s articles of amalgamation, as amended.
Dividends on all series of First Preferred Shares are paid as and when declared by the board of directors of BCE.
CONVERSION FEATURES
All of the issued and outstanding First Preferred Shares at December 31, 2022 are convertible at the holder’s option into another associated series of First Preferred Shares on a one-for-one basis according to the terms set out in BCE’s articles of amalgamation, as amended.
CONVERSION AND DIVIDEND RATE RESET OF FIRST PREFERRED SHARES

Subsequent to year end, on March 1, 2023, 3,635,351 of BCE’s fixed rate Cumulative Redeemable First Preferred Shares, Series AC (Series AC Preferred Shares) were converted, on a one-for-one basis, into floating-rate Cumulative Redeemable First Preferred Shares, Series AD (Series AD Preferred Shares). In addition, on March 1, 2023, 351,634 of BCE’s Series AD Preferred Shares were converted, on a one-for-one basis, into Series AC Preferred Shares.

The annual fixed dividend rate on BCE’s Series AC Preferred Shares was reset for the next five years, effective March 1, 2023, at 5.08%. The Series AD Preferred Shares will continue to pay a monthly cash dividend.

Common shares and Class B shares
BCE’s articles of amalgamation provide for an unlimited number of voting common shares and non-voting Class B shares, all without par value. The common shares and the Class B shares rank equally in the payment of dividends and in the distribution of assets if BCE is liquidated, dissolved or wound up, after payments due to the holders of preferred shares. No Class B shares were outstanding at December 31, 2022 and 2021.

The following table provides details about the outstanding common shares of BCE.

		2022		2021
	NOTE	NUMBER OF SHARES	STATED CAPITAL	NUMBER OF SHARES	STATED CAPITAL
Outstanding, January 1		909,018,871	20,662	904,415,010	20,390
Shares issued under deferred share plan		11,003	1	—	—
Shares issued under employee stock option plan	31	2,952,992	177	4,603,861	272
Outstanding, December 31		911,982,866	20,840	909,018,871	20,662
CONTRIBUTED SURPLUS
Contributed surplus in 2022 and 2021 includes premiums in excess of par value upon the issuance of BCE common shares and share-based compensation expense net of settlements.